Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Government authorities	$ 129	$ 96
Advances to suppliers	568	268
Derivatives (See Note 11)	13
Prepaid expenses	482	377
Accrued income	22	56
Other	59	32
Other accounts receivable and prepaid expenses	$ 1,273	$ 829